FINANCIAL INSTRUMENTS, DERIVATIVES AND HEDGING ACTIVITIES - Classification and Fair Value Amounts of Derivative Instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Derivatives, Fair Value [Line Items]
Derivative asset, fair value	$ 11	$ 21
Derivative liability, fair value	19	54
Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative asset, fair value	0	20
Derivative liability, fair value	17	52
Designated as Hedging Instrument | Interest rate contracts | Other non-current assets
Derivatives, Fair Value [Line Items]
Derivative asset, fair value		10
Designated as Hedging Instrument | Interest rate contracts | Other non-current liabilities
Derivatives, Fair Value [Line Items]
Derivative liability, fair value		52
Designated as Hedging Instrument | Foreign exchange contracts | Prepaid expenses and other current assets
Derivatives, Fair Value [Line Items]
Derivative asset, fair value	0	10
Designated as Hedging Instrument | Foreign exchange contracts | Accounts payable and accrued liabilities
Derivatives, Fair Value [Line Items]
Derivative liability, fair value	17	0
Not Designated as Hedging Instrument | Foreign exchange contracts | Prepaid expenses and other current assets
Derivatives, Fair Value [Line Items]
Derivative asset, fair value	11	1
Not Designated as Hedging Instrument | Foreign exchange contracts | Accounts payable and accrued liabilities
Derivatives, Fair Value [Line Items]
Derivative liability, fair value	$ 2	$ 2